Application of New and Amended International Financial Reporting Standards - Schedule of Anticipated Significant Impact on Assets, Liabilities and Equity When Retrospectively Applying IRFS 15 (Detail)
$ in Millions, $ in Millions
	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Contract assets - current	$ 6,998	$ 0
Contract assets - noncurrent	3,917	0
Incremental costs to obtain a contract	2,467	0
Contract liability - current	197	0
Contract liability - noncurrent	86	0
Current tax liabilities	10,901	8,674	$ 293	$ 6,522
Total effect on equity (unappropriated earnings)	65,505	$ 54,633
Increase (decrease) due to application of IFRS 15 [member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Contract assets - current	6,998
Contract assets - noncurrent	3,917
Incremental costs to obtain a contract	2,467
Total effect on assets	13,382
Contract liability - current	197
Contract liability - noncurrent	86
Current tax liabilities	2,227
Total effect on liabilities	2,510
Total effect on equity (unappropriated earnings)	$ 10,872